Revenue and Deferred Revenue - Changes in current deferred revenue balance (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Changes in current deferred revenue balance
Beginning balance	$ 3,194	$ 6,215	$ 6,215	$ 1,880
Additions included in deferred revenue as of end of period	4,138	2,841	2,457	6,182
Revenue recognized from opening balance	(3,228)	(3,158)	(5,478)	(1,847)
Ending balance	$ 4,104	$ 5,898	$ 3,194	$ 6,215